Note 13 - Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2019
Statement Line Items [Line Items]
Disclosure of detailed information about financial instruments [text block]
US Denominated
USD
Cash	75,041
Accounts receivable	713,246
Accounts payable	32,442